Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Obligations [Line Items]
Unamortized deferred financing costs	$ 46,198	$ 40,193	$ 8,226
MRD [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	4,433		653
MRD [Member] | PIK notes [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	0	8,261
MRD [Member] | Classic GP[Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			160
MRD [Member] | Black Diamond [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			233
MRD [Member] | Senior Notes [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	12,825
MRD [Member] | WildHorse Resources, LLC [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	0	2,436	921
MRD [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs		9,030
MRD [Member] | WildHorse Resources, LLC [Member] | Second Lien Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	0	9,030
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	6,882	5,413	3,359
MEMP [Member] | Senior Notes [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs		15,053
MEMP [Member] | Tanos Energy LLC [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			416
MEMP [Member] | WHT Energy Partners LLC [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			1,419
MEMP [Member] | Stanolind [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			580
MEMP [Member] | Boaz [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			153
MEMP [Member] | Crown [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			96
MEMP [Member] | Propel Energy [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs			236
MEMP [Member] | 2021 Senior Notes [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	13,836	15,053
MEMP [Member] | 2022 Senior Notes [Member]
Debt Obligations [Line Items]
Unamortized deferred financing costs	$ 8,222